Note 8 - Share-based Payments (Details Textual) - Warrants [member]	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement Line Items [Line Items]
Share based compensation, expiration period (Year)	10 years
Percentage of total equity	3.10%	4.30%